Document And Entity Information	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity Registrant Name	Hyperfine, Inc.
Entity Central Index Key	0001833769
Entity Emerging Growth Company	true
Entity File Number	001-39949
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1569027
Entity Address, Address Line One	351 New Whitfield Street
Entity Address, City or Town	Guilford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06437
City Area Code	(866)
Local Phone Number	796-6767
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	HYPR
Security Exchange Name	NASDAQ